Allowance for Credit Losses and Credit Quality - Schedule of Investment in Legacy Impaired Loans (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Financing Receivable, Impaired
Unpaid Principal Balance	$ 283,629	$ 316,678	$ 64,016
Recorded Investment	238,127	302,780	62,848
Related Allowance	(2,856)	(24,293)
Average Recorded Investment	273,254	272,364	68,750
Interest Income Recognized	8,368	9,191	2,830
Commercial Loans
Financing Receivable, Impaired
Unpaid Principal Balance	237,922	294,649	70
Recorded Investment	194,201	282,001	70
Related Allowance	(17,352)	(22,791)	(3,681)
Average Recorded Investment	232,590	255,325	70
Interest Income Recognized	6,595	8,444	5
Residential Mortgage
Financing Receivable, Impaired
Unpaid Principal Balance	7,183	4,628	5,243
Recorded Investment	6,749	4,312	5,066
Related Allowance	(14,324)	(144)	(1)
Average Recorded Investment	6,905	4,377	3,541
Interest Income Recognized	265	161	103
Consumer and Other Loans
Financing Receivable, Impaired
Unpaid Principal Balance	38,524	17,401
Recorded Investment	37,177	16,467
Related Allowance	(172)	(1,358)	(397)
Average Recorded Investment	33,759	12,662
Interest Income Recognized	1,508	586
With No Related Allowance Recorded | Commercial Loans | Commercial real estate - Construction
Financing Receivable, Impaired
Unpaid Principal Balance	13,763	38	54
Recorded Investment	13,013	38	51
Average Recorded Investment	9,104	28	55
Interest Income Recognized	441	0	1
With No Related Allowance Recorded | Commercial Loans | Commercial real estate - owner-occupied
Financing Receivable, Impaired
Unpaid Principal Balance	50,867	25,180	3,630
Recorded Investment	44,482	25,074	3,495
Average Recorded Investment	53,282	25,890	2,928
Interest Income Recognized	1,389	647	106
With No Related Allowance Recorded | Commercial Loans | Commercial real estate - non-owner-occupied
Financing Receivable, Impaired
Unpaid Principal Balance	15,370	15,654	13,318
Recorded Investment	14,975	14,794	12,600
Average Recorded Investment	15,127	19,587	12,881
Interest Income Recognized	692	879	209
With No Related Allowance Recorded | Commercial Loans | Commercial and industrial
Financing Receivable, Impaired
Unpaid Principal Balance	103,013	148,311	14,571
Recorded Investment	70,254	138,202	14,340
Average Recorded Investment	92,312	111,261	18,839
Interest Income Recognized	2,279	3,418	1,148
With No Related Allowance Recorded | Commercial Loans | Residential mortgage
Financing Receivable, Impaired
Unpaid Principal Balance	2,004
Recorded Investment	2,001
Average Recorded Investment	2,044
Interest Income Recognized	85
With No Related Allowance Recorded | Consumer and Other Loans | Consumer - Home equity
Financing Receivable, Impaired
Unpaid Principal Balance	5,906	0	730
Recorded Investment	5,634	0	730
Average Recorded Investment	5,747	0	533
Interest Income Recognized	231	0	22
With No Related Allowance Recorded | Consumer and Other Loans | Consumer - Other
Financing Receivable, Impaired
Unpaid Principal Balance	75	0	66
Recorded Investment	75	0	66
Average Recorded Investment	11	0	66
Interest Income Recognized	1	0	5
With An Allowance Recorded | Commercial Loans | Commercial real estate - Construction
Financing Receivable, Impaired
Unpaid Principal Balance	238	1,946	3
Recorded Investment	156	1,946	3
Related Allowance	(19)	(649)	(2)
Average Recorded Investment	197	1,839	57
Interest Income Recognized	6	54	1
With An Allowance Recorded | Commercial Loans | Commercial real estate - owner-occupied
Financing Receivable, Impaired
Unpaid Principal Balance	13,314	17,580	12,744
Recorded Investment	13,287	17,429	12,691
Related Allowance	(949)	(640)	(1,244)
Average Recorded Investment	13,498	16,668	12,908
Interest Income Recognized	414	493	527
With An Allowance Recorded | Commercial Loans | Commercial real estate - non-owner-occupied
Financing Receivable, Impaired
Unpaid Principal Balance	6,051	1,743	738
Recorded Investment	5,872	1,725	738
Related Allowance	(620)	(89)	(41)
Average Recorded Investment	6,196	1,782	1,027
Interest Income Recognized	154	95	62
With An Allowance Recorded | Commercial Loans | Commercial and industrial
Financing Receivable, Impaired
Unpaid Principal Balance	35,306	84,197	18,958
Recorded Investment	32,162	82,793	18,930
Related Allowance	(12,736)	(21,413)	(2,394)
Average Recorded Investment	42,874	78,270	20,055
Interest Income Recognized	1,220	2,858	776
With An Allowance Recorded | Residential Mortgage | Residential mortgage
Financing Receivable, Impaired
Unpaid Principal Balance	5,179	4,628	70
Recorded Investment	4,748	4,312	70
Related Allowance	(172)	(144)	(1)
Average Recorded Investment	4,861	4,377	70
Interest Income Recognized	180	161	5
With An Allowance Recorded | Consumer and Other Loans | Consumer - Home equity
Financing Receivable, Impaired
Unpaid Principal Balance	27,189	13,916	3,859
Recorded Investment	26,575	13,267	3,683
Related Allowance	(2,358)	(993)	(338)
Average Recorded Investment	23,546	10,237	2,454
Interest Income Recognized	1,007	435	73
With An Allowance Recorded | Consumer and Other Loans | Consumer - Indirect Automobile
Financing Receivable, Impaired
Unpaid Principal Balance	1,034	1,037	588
Recorded Investment	679	758	587
Related Allowance	(79)	(114)	(59)
Average Recorded Investment	873	956	488
Interest Income Recognized	38	49	3
With An Allowance Recorded | Consumer and Other Loans | Consumer - Other
Financing Receivable, Impaired
Unpaid Principal Balance	4,320	2,448	69,329
Recorded Investment	4,214	2,442	67,984
Related Allowance	(419)	(251)	(4,079)
Average Recorded Investment	3,582	1,469	72,361
Interest Income Recognized	$ 231	$ 102	$ 2,938